Cash And Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash at banks	$ 49,787	$ 37,719
Short-term deposits	3,004	115
Total cash and cash equivalents	$ 52,791	$ 37,834	$ 30,877	$ 9,152